SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES- Calculation of basic and diluted net income (loss) per common share (Details) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Class A Common stock [Member]
Numerator: Net Income (Loss) minus Net Earnings
Allocation of net income (loss)	$ 333,860	$ 15,974,063	$ (12,476,946)	$ 9,027,332	$ 13,635,696	$ 14,231,590
Denominator: Weighted Average Common Stock
Weighted average shares outstanding (basic)	26,530,664	33,421,570	18,333,191	31,099,360	33,421,570	33,421,570
Weighted average shares outstanding( diluted)	26,530,664	33,421,570	18,333,191	31,099,360	33,421,570	33,421,570
Net income per share basic	$ 0.01	$ 0.48	$ (0.68)	$ 0.29	$ 0.41	$ 0.43
Net income per share diluted	$ 0.01	$ 0.48	$ (0.68)	$ 0.29	$ 0.41	$ 0.43
Class B Common Stock [Member]
Numerator: Net Income (Loss) minus Net Earnings
Allocation of net income (loss)	$ 105,144	$ 3,993,516	$ (5,423,580)	$ 2,425,352	$ 3,408,924	$ 3,557,898
Denominator: Weighted Average Common Stock
Weighted average shares outstanding (basic)	8,355,393	8,355,393	7,969,220	8,355,393	8,355,393	8,355,393
Weighted average shares outstanding( diluted)	8,355,393	8,355,393	7,969,220	8,355,393	8,355,393	8,355,393
Net income per share basic	$ 0.01	$ 0.48	$ (0.68)	$ 0.29	$ 0.41	$ 0.43
Net income per share diluted	$ 0.01	$ 0.48	$ (0.68)	$ 0.29	$ 0.41	$ 0.43